Accounts Receivable, Net- Schedule of Accounts Receivable, Net and Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Accounts Receivable, Net and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 2,212,787			¥ 15,263,803	¥ 32,092,210
Allowance for credit losses	(1,315,587)			(9,074,916)	(15,161,334)
Total	897,200			¥ 6,188,887	¥ 16,930,876
Beginning balance	2,197,932	¥ 15,161,334	¥ 11,041,825
Allowance for credit losses	(882,345)	(6,086,418)	(9,343,225)
Written-off			(5,223,716)
Ending balance	$ 1,315,587	¥ 9,074,916	¥ 15,161,334